CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Mar. 31, 2012 Variable Interest Entity, Primary Beneficiary JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary JPY (¥)
ASSETS
Cash and Cash Equivalents	$ 9,574	¥ 786,892	¥ 732,127	$ 144	¥ 11,836	¥ 14,267
Restricted Cash	1,500	123,295	118,065
Investment in Direct Financing Leases (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)				2,830	232,575	242,309
Time Deposits	293	24,070	5,148
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)				8,637	709,863	830,689
Investment in Direct Financing Leases	10,961	900,886	830,853
Installment Loans (The amount of ¥19,397 million ($236 million) of installment loans as of March 31, 2012 is measured at fair value by electing the fair value option under FASB Accounting Standards Codification 825-10.)	33,701	2,769,898	2,983,164
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(1,662)	(136,588)	(154,150)
Investment in Operating Leases	15,939	1,309,998	1,270,295	3,276	269,267	195,221
Investment in Securities	13,960	1,147,390	1,175,381	609	50,059	51,883
Other Operating Assets	2,726	224,092	235,430
Investment in affiliates	4,036	331,717	373,376	169	13,899	17,441
Other Receivables	2,289	188,108	182,013
Inventories	969	79,654	108,410
Prepaid Expenses	481	39,547	44,551
Office Facilities	1,501	123,338	102,403
Other Assets	5,385	442,577	574,516	1,110	91,240	121,811
Assets	101,653	8,354,874	8,581,582	16,775	1,378,739	1,473,621
Liabilities:
Short-term debt	5,572	457,973	478,633	15	1,233	1,847
Deposits	13,426	1,103,514	1,065,175
Trade Notes, Accounts Payable and Other Liabilities	3,534	290,465	304,354	99	8,120	9,803
Accrued Expenses	1,339	110,057	118,359
Policy Liabilities	4,923	404,586	398,265
Income Taxes:
Current	96	7,849	21,983
Deferred	1,184	97,353	160,518
Security Deposits	1,729	142,092	128,097	101	8,333	6,884
Long-term debt	51,922	4,267,480	4,531,268	12,653	1,039,927	1,160,042
Others				71	5,829	6,674
Total Liabilities	83,725	6,881,369	7,206,652	12,939	1,063,442	1,185,250
Redeemable Noncontrolling Interests	458	37,633	33,902
Commitments and Contingent Liabilities
Equity:
Common stock: Authorized 259,000,000 shares Issued 110,245,846 shares in 2011 and 110,254,422 shares in 2012	1,752	144,026	143,995
Additional paid-in capital	2,181	179,223	179,137
Retained earnings	14,818	1,217,851	1,141,559
Accumulated other comprehensive income (loss)	(1,169)	(96,056)	(96,180)
Treasury stock, at cost: 2,747,344 shares in 2011 and 2,732,701 shares in 2012	(595)	(48,907)	(49,170)
ORIX Corporation Shareholders' Equity	16,987	1,396,137	1,319,341
Noncontrolling interests	483	39,735	21,687
Total Equity	17,470	1,435,872	1,341,028
Total Liabilities and Equity	$ 101,653	¥ 8,354,874	¥ 8,581,582